EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 13:-EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2020	2019	2018

Numerator for basic and diluted net earnings per share:

Net income	$9,636	$22,566	$11,735

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings per share	46,460,974	46,816,899	45,289,296
Effect of dilutive securities:
Employee stock options and RSUs	1,278,566	1,706,221	2,402,572

Denominator for diluted net earnings per share	47,739,540	48,523,120	47,691,868

Basic net earnings per share	$0.21	$0.48	$0.26

Diluted net earnings per share	$0.20	$0.47	$0.25